Nature of Operations and Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended			12 Months Ended
	May 31, 2013	Feb. 28, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Nature of Operations and Summary of Significant Accounting Policies
Changes in carrying value of goodwill	$ 0
Adjustment to the carrying values of goodwill		0
Other Intangible Assets
Amortization of intangible assets	200,000		200,000	640,000	600,000	600,000
Other Assets
Deferred financing fees	12,953,000	14,523,000		14,523,000	10,409,000
Current portion of deferred financing fees	3,522,000	3,658,000		3,658,000	4,882,000
Capitalized software	8,947,000	9,211,000		9,211,000	11,719,000
Accumulated amortization of capitalized software	1,314,000	1,080,000		1,080,000	160,000
Cash surrender value of life insurance	1,249,000	4,338,000		4,338,000	1,006,000
Loans on life insurance policy	3,204,000	0		0	3,000,000
Deferred stripping costs	3,873,000	3,868,000		3,868,000	2,994,000
Other	2,437,000	2,512,000		2,512,000	3,232,000
Total other assets	29,459,000	34,452,000		34,452,000	29,360,000
Unamortized deferred financing fees recognized as interest expense	700,000
Technology
Other Intangible Assets
Amortization period	15 years			15 years
Amortization of intangible assets				40,000
Customer relationships
Other Intangible Assets
Amortization period	20 years			20 years
Amortization of intangible assets				$ 600,000
Trademarks | Beginning in fiscal year 2014 | Minimum
Other Intangible Assets
Amortization period	30 years			30 years
Trademarks | Beginning in fiscal year 2014 | Maximum
Other Intangible Assets
Amortization period	50 years			50 years